Voyage Expenses and Commissions	12 Months Ended
Dec. 31, 2024
Voyage Expenses and Commissions
Voyage Expenses and Commissions

10. Voyage Expenses and Commissions

An analysis of voyage expenses and commissions is as follows:

	For the year ended
	December 31,
	2022	2023	2024
Brokers’ commissions on revenues	3,990	4,524	4,079
Bunkers’ consumption and other voyage expenses	2,766	6,474	5,062
Total	6,756	10,998	9,141

Bunkers’ consumption represents mainly bunkers consumed during periods when a vessel is not employed under a charter or off-hire periods (including bunkers consumed during dry-docking).